Subordinated debentures - Summary of Net of Holdings in Debentures (Parenthetical) (Detail) $ in Millions		12 Months Ended
		Oct. 31, 2024 CAD ($)	Oct. 31, 2024 $ / shares	Oct. 31, 2023 CAD ($)
Disclosure of Detailed Information About Borrowings [Line items]
Repayments of subordinated liabilities | $		$ 1,500		$ 170
January 27, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5	1.5
Debentures convertible into common shares subject to minimum price per share			$ 5
Borrowings interest rate		4.65%	4.65%
Borrowings, interest rate basis		The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Maturity	[1]	January 27, 2026
July 25, 2029 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Borrowings interest rate		2.74%	2.74%
Borrowings, interest rate basis		The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Debt instrument redemption price percentage of principal and interest amount redeemed		100.00%	100.00%
Maturity	[1],[2]	July 25, 2029
Repayments of subordinated liabilities | $		$ 1,500
December 23, 2029 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5	1.5
Debentures convertible into common shares subject to minimum price per share			$ 5
Borrowings interest rate	[3]	2.88%	2.88%
Borrowings, interest rate basis		The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Interest rate		0.89%	0.89%
Maturity	[1]	December 23, 2029
February 1, 2033 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5	1.5
Debentures convertible into common shares subject to minimum price per share			$ 5
Borrowings interest rate	[4]	5.01%	5.01%
Borrowings, interest rate basis		The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Maturity	[1]	February 1, 2033
Interest rate		2.12%	2.12%
June 30, 2030 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5	1.5
Debentures convertible into common shares subject to minimum price per share			$ 5
Borrowings interest rate	[5]	2.09%	2.09%
Borrowings, interest rate basis		The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Interest rate		1.31%	1.31%
Maturity	[1]	June 30, 2030
November 3, 2031 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5	1.5
Debentures convertible into common shares subject to minimum price per share			$ 5
Borrowings interest rate	[6]	2.14%	2.14%
Borrowings, interest rate basis		The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Interest rate		0.61%	0.61%
Maturity	[1]	November 3, 2031
May 3, 2032 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5	1.5
Debentures convertible into common shares subject to minimum price per share			$ 5
Borrowings interest rate	[7]	2.94%	2.94%
Borrowings, interest rate basis		The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
Interest rate		0.76%	0.76%
Maturity	[1]	May 3, 2032
January 28, 2033 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Debt conversion price		1.5	1.5
Debentures convertible into common shares subject to minimum price per share			$ 5
Borrowings interest rate	[8]	1.67%	1.67%
Interest rate		0.55%	0.55%
Maturity	[1]	January 28, 2033
October 1, 2083 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Borrowings interest rate	[9]
Basis points		0.50%	0.50%
Borrowings, interest rate basis		Interest at a rate of 0.50% plus the average of mid-market quotations for Government of Canada Treasury Bills maturing in or about 30 days from the date of quotation.
Maturity		October 1, 2083
June 29, 2085 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Borrowings interest rate	[10]
Borrowings, interest rate basis		Interest at a rate of 0.25% above the U.S. dollar 3-month London Interbank Mean Rate (LIMEAN) under a synthetic methodology, subject to transition to 0.44911% plus compounded SOFR for interest period commencing December 30, 2024 due to the interest rate benchmark reform. In the event of a reduction of the annual dividend we declare on our common shares, the interest payable on the debentures is reduced pro rata to the dividend reduction and the interest reduction is payable with the proceeds from the sale of newly issued common shares.
Maturity		June 29, 2085
June 29, 2085 [member] | Secured Overnight Financing Rate [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Borrowings interest rate		0.44911%	0.44911%
June 29, 2085 [member] | London Interbank Mean Rate [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Borrowings interest rate		0.25%	0.25%
November 1, 2083 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Borrowings interest rate	[11]
Basis points		0.75%	0.75%
Borrowings, interest rate basis		Interest at a rate of 0.75% plus the average of mid-market quotations for Government of Canada Treasury Bills maturing in or about 30 days from the date of quotation.
Maturity		November 1, 2083
August 8, 2034 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Borrowings interest rate	[12]	4.83%	4.83%
Maturity	[1]	August 8, 2034
Interest rate		1.55%	1.55%
April 3, 2034 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Borrowings interest rate	[13]	5.10%	5.10%
Maturity	[1]	April 3, 2034
Interest rate		1.56%	1.56%

[1]	The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
[2]	On July 25, 2024, we redeemed all $1,500 million of our outstanding 2.74% subordinated debentures due July 25, 2029 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
[3]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.89% above the 3-month CDOR, subject to transition to an ABR due to the interest rate benchmark reform.
[4]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 2.12% above the Daily Compounded CORRA.
[5]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.31% above the 3-month CDOR, subject to transition to an ABR due to the interest rate benchmark reform.
[6]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.61% above the 3-month CDOR, subject to transition to an ABR due to the interest rate benchmark reform.
[7]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.76% above the 3-month CDOR, subject to transition to an ABR due to the interest rate benchmark reform.
[8]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.55% above the 3-month CDOR, subject to transition to an ABR due to the interest rate benchmark reform.
[9]	Interest at a rate of 0.50% plus the average of mid-market quotations for Government of Canada Treasury Bills maturing in or about 30 days from the date of quotation.
[10]	Interest at a rate of 0.25% above the U.S. dollar 3-month London Interbank Mean Rate (LIMEAN) under a synthetic methodology, subject to transition to 0.44911% plus compounded SOFR for interest period commencing December 30, 2024 due to the interest rate benchmark reform. In the event of a reduction of the annual dividend we declare on our common shares, the interest payable on the debentures is reduced pro rata to the dividend reduction and the interest reduction is payable with the proceeds from the sale of newly issued common shares.
[11]	Interest at a rate of 0.75% plus the average of mid-market quotations for Government of Canada Treasury Bills maturing in or about 30 days from the date of quotation.
[12]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.55% above the Daily Compounded CORRA.
[13]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.56% above the Daily Compounded CORRA.